Exhibit 99.1

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	43
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 30, 2012
Closing Date:	July 19, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:	$1,495,601,319.13

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%	July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%	January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%	September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%	March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%	March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%	October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$44,970,810.88	0.2471739	$33,539,121.93	0.1843417	$11,431,688.95
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$115,260,810.88	0.0793682	$103,829,121.93	0.0714963	$11,431,688.95

Weighted Avg. Coupon (WAC)	5.21%		5.24%
Weighted Avg. Remaining Maturity (WARM)	19.93		19.15
Pool Receivables Balance	$146,348,037.69		$134,778,713.25
Remaining Number of Receivables	24,404		23,294

Adjusted Pool Balance	$145,172,837.26		$133,741,148.31

III. COLLECTIONS

Principal:
Principal Collections	$11,300,665.53
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$266,648.71
Total Principal Collections	$11,567,314.24

Interest:
Interest Collections	$650,985.10
Late Fees & Other Charges	$54,408.58
Interest on Repurchase Principal	$-
Total Interest Collections	$705,393.68

Collection Account Interest	$2,985.73
Reserve Account Interest	$2,080.48
Servicer Advances	$-

Total Collections	$12,277,774.13

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	43
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$12,277,774.13
Reserve Account Release	$-
Total Available for Distribution	$12,277,774.13

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$121,956.70	$-	$121,956.70	$121,956.70
Collection Account Interest					$2,985.73
Late Fees & Other Charges					$54,408.58
Total due to Servicer					$179,351.01

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$30,355.30		$30,355.30

Total Class A interest:		$30,355.30		$30,355.30	$30,355.30

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$11,966,759.24

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$11,431,688.95

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$11,431,688.95
Class A Notes Total:		$11,431,688.95		$11,431,688.95
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$11,431,688.95		$11,431,688.95

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					535,070.29

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,175,200.43
Beginning Period Amount	$1,175,200.43
Current Period Amortization	$137,635.49
Ending Period Required Amount	$1,037,564.94
Ending Period Amount	$1,037,564.94
Next Distribution Date Required Amount	$911,313.09

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	43
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$29,912,026.38	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	20.60%	22.37%	22.37%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.19%	22,640	95.69%	$128,967,150.84
30 - 60 Days	2.23%	519	3.44%	$4,635,227.16
61 - 90 Days	0.50%	116	0.74%	$992,526.17
91-120 Days	0.07%	17	0.12%	$162,062.18
121 + Days	0.01%	2	0.02%	$21,746.90
Total		23,294		$134,778,713.25

Delinquent Receivables 30+ Days Past Due
Current Period	2.81%	654	4.31%	$5,811,562.41
1st Preceding Collection Period	2.82%	689	4.29%	$6,271,891.15
2nd Preceding Collection Period	2.68%	684	4.05%	$6,443,366.09
3rd Preceding Collection Period	2.53%	673	3.88%	$6,654,375.92
Four-Month Average	2.71%		4.13%

Repossession in Current Period		25		$211,742.71
Repossession Inventory		54		$85,704.77

Current Charge-Offs
Gross Principal of Charge-Offs				$268,658.91
Recoveries				$(266,648.71)
Net Loss				$2,010.20

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.02%

Average Pool Balance for Current Period				$140,563,375.47

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.02%
1st Preceding Collection Period				0.73%
2nd Preceding Collection Period				1.04%
3rd Preceding Collection Period				0.80%
Four-Month Average				0.65%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		29	2,505	$36,811,186.87
Recoveries		28	2,297	$(23,887,928.69)
Net Loss				$12,923,258.18
Cumulative Net Loss as a % of Initial Pool Balance				0.85%

Net Loss for Receivables that have experienced a Net Loss *		18	2,073	$13,075,981.49
Average Net Loss for Receivables that have experienced a Net Loss				$6,307.76

Principal Balance of Extensions				$988,704.09
Number of Extensions				106

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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